GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.9%
Dynamic – 9.6%
2,476,700	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$22,414,136
1,514,895	Goldman Sachs Managed Futures Strategy Fund - Class R6	15,451,926
789,315	Goldman Sachs Alternative Premia Fund - Class R6	6,290,841

		44,156,903

Equity – 23.8%
4,440,343	Goldman Sachs Dynamic Global Equity Fund - Class R6	66,693,950
1,368,981	Goldman Sachs International Equity Insights Fund - Class R6	13,388,636
1,195,885	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	8,909,343
777,130	Goldman Sachs Global Infrastructure Fund - Class R6	8,012,214
887,326	Goldman Sachs Global Real Estate Securities Fund - Class R6	7,187,342
601,297	Goldman Sachs International Small Cap Insights Fund - Class R6	5,171,158

		109,362,643

Exchange Traded Funds – 20.9%
1,025,062	Goldman Sachs Access Investment Grade Corporate Bond ETF	52,520,282
837,116	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	43,689,084

		96,209,366

Fixed Income – 40.6%
12,772,706	Goldman Sachs Global Income Fund - Class R6	162,213,360
997,678	Goldman Sachs Emerging Markets Debt Fund - Class R6	10,345,916
718,561	Goldman Sachs High Yield Floating Rate Fund - Class R6	5,676,633
813,238	Goldman Sachs High Yield Fund - Class R6	4,472,807
900,578	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	4,466,866

		187,175,582

TOTAL UNDERLYING FUNDS – 94.9% (Cost $471,752,205)		$436,904,494

Shares	Dividend Rate	Value

Investment Company(a) – 2.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
11,974,013	0.333%	$11,974,013
(Cost $11,974,013)

TOTAL INVESTMENTS — 97.5% (Cost $483,726,218)		$448,878,507

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%		11,690,699

NET ASSETS — 100.0%		$460,569,206

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll freeShareholder Services Line at 1-800-526-7384 or visit us on theweb at www.GSAMFUNDS.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	58,146	ILS	200,000	06/17/20	$1,456
	USD	4,634,215	JPY	495,000,000	06/17/20	15,332
	USD	3,169,405	GBP	2,470,000	06/17/20	97,256
	USD	1,264,397	AUD	1,910,000	06/17/20	89,316
	USD	1,766,699	CHF	1,680,000	06/17/20	14,765
	USD	123,856	NOK	1,150,000	06/17/20	13,209
	USD	327,507	DKK	2,190,000	06/17/20	3,052
	USD	498,670	SEK	4,725,000	06/17/20	20,218
	USD	43,970	NZD	70,000	06/17/20	2,227
	USD	5,928,935	EUR	5,300,000	06/17/20	66,156
	USD	252,892	SGD	350,000	06/17/20	6,353

TOTAL						$329,340

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	719,297	HKD	5,590,000	06/17/20	(1,522)

FUTURES CONTRACTS — At March 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	134	06/19/20	$17,216,990	$(248,804)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2020, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	97.50	09/14/2020	58	145,000	311,025	45,023	266,002
Eurodollar Futures	97.50	12/14/2020	54	135,000	291,601	51,501	240,100
Eurodollar Futures	98.00	12/14/2020	84	210,000	349,125	168,195	180,930
Eurodollar Futures	98.25	03/15/2021	471	1,177,500	1,727,981	548,580	1,179,401
Eurodollar Futures	98.25	06/14/2021	415	1,037,500	1,519,938	513,313	1,006,625
Eurodollar Futures	98.25	09/13/2021	406	1,015,000	1,479,362	486,267	993,095
Eurodollar Futures	98.50	06/15/2020	51	127,500	125,268	25,618	99,650

TOTAL			1,539	$3,847,500	$5,804,300	$1,838,497	$3,965,803

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.1%
Dynamic – 8.5%
3,613,879	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 32,705,602
2,191,207	Goldman Sachs Managed Futures Strategy Fund - Class R6	22,350,307
1,145,021	Goldman Sachs Alternative Premia Fund - Class R6	9,125,819

		64,181,728

Equity – 34.8%
10,141,115	Goldman Sachs Dynamic Global Equity Fund - Class R6	152,319,542
4,971,958	Goldman Sachs International Equity Insights Fund - Class R6	48,625,752
3,339,585	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	24,879,911
1,330,068	Goldman Sachs Global Infrastructure Fund - Class R6	13,712,999
1,608,528	Goldman Sachs Global Real Estate Securities Fund - Class R6	13,029,075
1,054,916	Goldman Sachs International Small Cap Insights Fund - Class R6	9,072,277

		261,639,556

Exchange Traded Funds – 28.9%
3,054,834	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	159,431,786
1,132,354	Goldman Sachs Access Investment Grade Corporate Bond ETF	58,017,516

		217,449,302

Fixed Income – 21.9%
9,394,556	Goldman Sachs Global Income Fund - Class R6	119,310,865
2,083,605	Goldman Sachs Emerging Markets Debt Fund - Class R6	21,606,986
1,638,908	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	8,128,983
1,417,166	Goldman Sachs High Yield Fund - Class R6	7,794,411
939,657	Goldman Sachs High Yield Floating Rate Fund - Class R6	7,423,289

		164,264,534

TOTAL UNDERLYING FUNDS — 94.1% (Cost $782,397,243)		$707,535,120

Shares	Dividend Rate	Value

Investment Company(a) – 2.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
20,595,640	0.333%	$20,595,640
(Cost $20,595,640)

TOTAL INVESTMENTS — 96.9% (Cost $802,992,883)		$728,130,760

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%		23,604,232

NET ASSETS — 100.0%		$751,734,992

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbrevations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll freeShareholder Services Line at 1-800-526-7384 or visit us on theweb at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	69,776	ILS	240,000	06/17/20	$1,748
	USD	3,663,422	GBP	2,855,000	06/17/20	112,415
	USD	5,364,455	JPY	573,000,000	06/17/20	17,748
	USD	2,050,633	CHF	1,950,000	06/17/20	17,137
	USD	1,462,993	AUD	2,210,000	06/17/20	103,345
	USD	378,353	DKK	2,530,000	06/17/20	3,526
	USD	577,824	SEK	5,475,000	06/17/20	23,427
	USD	145,396	NOK	1,350,000	06/17/20	15,506
	USD	50,252	NZD	80,000	06/17/20	2,545
	USD	6,857,429	EUR	6,130,000	06/17/20	76,516
	USD	289,020	SGD	400,000	06/17/20	7,261

TOTAL						$381,174

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	832,531	HKD	6,470,000	06/17/20	(1,761)

FUTURES CONTRACTS — At March 31, 2020, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Value	Unrealized Gain (Loss)

Long position contracts:
S&P 500 E-Mini Index	169	06/19/20	$21,713,965	$(311,000)

PURCHASED OPTIONS CONTRACTS — At March 31, 2020, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	97.50	12/14/2020	130	325,000	702,000	123,983	578,017
Eurodollar Futures	97.50	09/14/2020	138	345,000	740,025	107,124	632,901
Eurodollar Futures	98.00	12/14/2020	163	407,500	677,469	326,378	351,091
Eurodollar Futures	98.25	06/14/2021	882	2,205,000	3,230,325	1,091,871	2,138,454
Eurodollar Futures	98.25	09/13/2021	861	2,152,500	3,137,269	1,031,910	2,105,359
Eurodollar Futures	98.25	03/15/2021	1,012	2,530,000	3,712,775	1,179,698	2,533,077
Eurodollar Futures	98.50	06/15/2020	85	212,500	208,781	42,697	166,084

TOTAL			3,271	$8,177,500	$12,408,644	$3,903,661	$8,504,983

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 94.2%
Dynamic – 6.5%
2,168,116	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	19,621,452
1,244,634	Goldman Sachs Managed Futures Strategy Fund - Class R6	12,695,271
724,767	Goldman Sachs Alternative Premia Fund - Class R6	5,776,393

		38,093,116

Equity – 47.8%
9,931,926	Goldman Sachs Dynamic Global Equity Fund - Class R6	$149,177,523
6,306,950	Goldman Sachs International Equity Insights Fund - Class R6	61,681,967
4,411,004	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	32,861,979
1,274,890	Goldman Sachs Global Infrastructure Fund - Class R6	13,144,120
1,388,225	Goldman Sachs Global Real Estate Securities Fund - Class R6	11,244,625
1,134,028	Goldman Sachs International Small Cap Insights Fund - Class R6	9,752,641

		277,862,855

Exchange Traded Funds – 34.4%
3,316,043	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	173,064,284
521,555	Goldman Sachs Access Investment Grade Corporate Bond ETF	26,722,496

		199,786,780

Fixed Income – 5.5%
1,782,281	Goldman Sachs Emerging Markets Debt Fund - Class R6	18,482,249
1,419,727	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	7,041,846
1,140,116	Goldman Sachs High Yield Fund - Class R6	6,270,641

		31,794,736

TOTAL UNDERLYING FUNDS – 94.2% (Cost $618,734,559)		$547,537,487

Shares	Distribution Rate	Value

Investment Company(a) – 2.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,003,357	0.333%	$13,003,357
(Cost $13,003,357)

TOTAL INVESTMENTS – 96.5% (Cost $631,737,916)		$560,540,844

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%		20,599,586

NET ASSETS – 100.0%		$581,140,430

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,598,399	GBP	2,025,000	06/17/20	$79,734
	USD	1,039,321	AUD	1,570,000	06/17/20	73,417
	USD	1,451,217	CHF	1,380,000	06/17/20	12,128
	USD	102,316	NOK	950,000	06/17/20	10,911
	USD	269,184	DKK	1,800,000	06/17/20	2,509
	USD	411,601	SEK	3,900,000	06/17/20	16,688
	USD	37,689	NZD	60,000	06/17/20	1,909
	USD	4,866,201	EUR	4,350,000	06/17/20	54,298
	USD	209,539	SGD	290,000	06/17/20	5,264
	USD	46,517	ILS	160,000	06/17/20	1,165
	USD	3,800,993	JPY	406,000,000	06/17/20	12,576

TOTAL						$270,599

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	590,621	HKD	4,590,000	06/17/20	(1,250)

FUTURES CONTRACTS — At March 31, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	125	06/19/20	$16,060,625	$(231,839)

PURCHASED CONTRACTS — At March 31, 2020, the Portfolio had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	97.50	09/14/2020	143	357,500	766,838	111,005	655,833
Eurodollar Futures	97.50	12/14/2020	134	335,000	723,600	127,797	595,803
Eurodollar Futures	98.00	12/14/2020	141	352,500	586,031	282,327	303,704
Eurodollar Futures	98.25	03/15/2021	973	2,432,500	3,569,694	1,136,495	2,433,199
Eurodollar Futures	98.25	06/14/2021	840	2,100,000	3,076,500	1,045,099	2,031,401
Eurodollar Futures	98.25	09/13/2021	820	2,050,000	2,987,875	983,690	2,004,185
Eurodollar Futures	98.50	06/15/2020	64	160,000	157,199	32,148	125,051

TOTAL			3,115	$7,787,500	$11,867,738	$3,718,561	$8,149,176

Abbreviations:
MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 99.4%
Equity – 53.7%
3,759,175	Goldman Sachs Global Real Estate Securities Fund - Class R6	$30,449,317
2,733,465	Goldman Sachs Global Infrastructure Fund - Class R6	28,182,026
2,222,938	Goldman Sachs International Small Cap Insights Fund - Class R6	19,117,262
484,118	Goldman Sachs Emerging Markets Equity Fund - Class R6	8,786,740
1,101,164	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	8,203,672
511,460	Goldman Sachs MLP Energy Infrastructure Fund - Class R6	1,334,910

		96,073,927

Fixed Income – 40.6%
3,121,721	Goldman Sachs Emerging Markets Debt Fund - Class R6	32,372,243
3,546,085	Goldman Sachs High Yield Fund - Class R6	19,503,470
2,143,179	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	10,630,168
1,292,919	Goldman Sachs High Yield Floating Rate Fund - Class R6	10,214,063

		72,719,944

Exchange Traded Funds – 5.1%
348,912	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	9,131,027

TOTAL UNDERLYING FUNDS – 99.4% (Cost $188,856,766)		$177,924,898

TOTAL INVESTMENTS – 99.4% (Cost $188,856,766)		$177,924,898

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		1,115,884

NET ASSETS – 100.0%		$179,040,782

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments

March 31, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

A. Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include ETFs and other investment companies.

Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit defaults swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of March 31, 2020:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$44,156,903	$—	$—
Equity	109,362,643	—	—
Exchange Traded Funds	96,209,366	—	—
Fixed Income	187,175,582	—	—
Investment Companies	11,974,013	—	—

Total	$448,878,507	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$329,340	$—
Options Purchased	5,804,300	—	—

Total	$5,804,300	$329,340	$—

Liabilities (a)
Forward Foreign Currency Exchange Contracts with Unrealized Gain	$—	$(1,522)	$—
Futures Contracts	(248,804)	—	—

Total	$(248,804)	$(1,522)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$64,181,728	$—	$—
Equity	261,639,556	—	—
Exchange Traded Funds	217,449,302	—	—
Fixed Income	164,264,534	—	—
Investment Companies	20,595,640	—	—

Total	$728,130,760	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$381,174	$—
Options Purchased	12,408,644	—	—

Total	$12,408,644	$381,174	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts with Unrealized Gain	$—	$(1,761)	$—
Futures Contracts	(311,000)	—	—

Total	$(311,000)	$(1,761)	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$38,093,116	$—	$—
Equity	277,862,855	—	—
Exchange Traded Funds	199,786,780	—	—
Fixed Income	31,794,736	—	—
Investment Companies	13,003,357	—	—

Total	$560,540,844	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$270,599	$—
Options Purchased	11,867,738	—	—

Total	$11,867,738	$270,599	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,250)	$—
Futures Contracts	(231,839)	—	—

Total	$(231,839)	$(1,250)	$—

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$96,073,927	$—	$—
Fixed Income	72,719,944	—	—
Exchange Traded Funds	9,131,027	—	—

Total	$177,924,898	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause a Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect a Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s liquidity.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIO

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.